Other current assets	6 Months Ended
Jun. 30, 2025
Other current assets.
Other current assets

13.Other current assets

	As at
	June 30,	December 31,
(in EUR 000)	2025	2024
Deferred charges	650	918
Accrued income	292	739
Total other current assets	942	1,657

The decrease of €0.7 million in other current assets is due to a decrease in accrued income amounting to €447,000 and a decrease in deferred charges amounting to €268,000.